Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of sources of income before taxes in equity in income of unconsolidated subsidiaries and affiliates
The sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates for the years ended December 31, 2021, 2020, and 2019 are as follows:

	2021	2020	2019
	(in millions)
Parent country source	$169	$(131)	$(3)
Foreign sources	1,811	(374)	1,173
Income (loss) before taxes and equity in income of unconsolidated subsidiaries and affiliates	$1,980	$(505)	$1,170

Schedule of income tax provision
The provision for income taxes for the years ended December 31, 2021, 2020 and 2019 consisted of the following:

	2021	2020	2019
	(in millions)

Current income taxes	$593	$235	$203
Deferred income taxes	(251)	(285)	(474)
Total income tax provision (benefit)	$342	$(50)	$(271)

Schedule of reconciliation of income tax expense	Reconciliations of CNH Industrial’s income tax expense for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(in millions)
Tax provision at the parent statutory rate	$376	$(96)	$222
Foreign income taxed at different rates	125	(6)	79
Change in valuation allowance	(170)	(9)	(502)
Italian IRAP taxes	15	12	14
Tax contingencies	8	5	7
Tax credits and incentives	(86)	(36)	(88)
Goodwill impairment	—	111	—
Nikola fair value remeasurement effect	24	(24)	—
Change in tax rate or law	(10)	(14)	(5)
Withholding taxes	15	—	2
Other	45	7	—
Total income tax provision (benefit)	$342	$(50)	$(271)

Schedule of components of net deferred tax assets
The components of net deferred tax assets as of December 31, 2021 and 2020 are as follows:

	2021	2020
	(in millions)
Deferred tax assets:
Inventories	$—	$85
Warranty and campaigns	224	217
Allowance for credit losses	147	159
Marketing and sales incentive programs	308	272
Other risk and future charges reserve	236	256
Pension, postretirement and postemployment benefits	214	271
Leasing liabilities	109	117
Research and development costs	308	306
Other reserves	607	400
Tax credits and loss carry forwards	652	798
Less: Valuation allowances	(736)	(941)
Total deferred tax assets	$2,069	$1,940
Deferred tax liabilities:
Property, plant and equipment	$454	$423
Other	303	178
Total deferred tax liabilities	757	601
Net deferred tax assets	$1,312	$1,339
Net deferred tax assets are reflected in the accompanying consolidated balance sheets as of December 31, 2021 and 2020 as follows:

	2021	2020
	(in millions)
Deferred tax assets	$1,481	$1,451
Deferred tax liabilities	(139)	(112)
Other liabilities	(30)	—
Net deferred tax assets	$1,312	$1,339

Schedule of reconciliation of the gross amounts of tax contingencies
A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2021	2020
	(in millions)

Balance, beginning of year	$270	$255
Additions based on tax positions related to the current year	30	19
Additions for tax positions of prior years	11	39
Reductions for tax positions of prior years	(32)	(5)
Reductions for tax positions as a result of lapse of statute	(1)	(37)
Settlements	(38)	(1)
Balance, end of year	$240	$270